Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets [Abstract]
Intangible assets
12	Intangible assets

Intangible assets as of December 31, 2019 and 2018, are summarized as follows:

	2019
	Net balances at beginning of year	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$909	$19,048	$-	$4,001	$15,956	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$126,437	$19,048	$-	$4,001	$141,484

	2018
	Net balances at beginning of year	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$2,362	$-	$-	$1,453	$909	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$127,890	$-	$-	$1,453	$126,437

(a)
Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 13).

The accumulated amortization of intangible assets as of December 31, 2019 and 2018, is $7,096 and $4,236, respectively.